UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
           --------------------------------------------------
Address:   33 Cavendish Square, 16th Floor
           --------------------------------------------------
           London, W1G OPW, United Kingdom
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
           -------------------------------------------------------
Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         August 16, 2010
-------------------    ------------------------------   ---------------------
   [Signature]               [City, State]                      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:        $583,281
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited
-------       ------------                ---------------------------


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

---------------------------- ----------- ---------- --------- -------------------------- ------------ --------- --------------------

         COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4               COLUMN 5       COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ----------- ---------- --------- -------------------------- ------------ --------- -------------------
                                                                                                                   VOTING AUTHORITY
---------------------------- ----------- ---------- --------- ---------- ------- ------- ------------ ---------
                             TITLE OF                VALUE     SHRS OR           PUT/    INVESTMENT   OTHER
      NAME OF ISSUER           CLASS       CUSIP    (X$1000)   PRN AMT   SH/PRN   CALL   DISCRETION   MANAGER   SOLE    SHARED NONE
---------------------------- ----------- ---------- --------- ---------- ------- ------- ------------ --------- ------ ------- ----
ALCON INC                     COM SHS    H01301102    13,038     87,982    SH               OTHER        1                87,982
ALCON INC                     COM SHS    H01301102     6,372     43,000    SH     CALL      OTHER        1                43,000
ALLEGHENY ENERGY INC            COM      017361106     9,182    444,000    SH               OTHER        1               444,000
AMERICAN ITALIAN PASTA CO       CL A     027070101    14,971    283,170    SH               OTHER        1               283,170
ARENA RESOURCES INC             COM      040049108    12,328    386,451    SH               OTHER        1               386,451
BELL MICROPRODUCTS INC          COM      078137106     5,769    826,500    SH               OTHER        1               826,500
BIOSPHERE MEDICAL INC           COM      09066V103     5,194  1,202,410    SH               OTHER        1             1,202,410
BLOCKBUSTER INC                 CL B     093679207       850  3,400,047    SH               OTHER        1             3,400,047
BOOTS & COOTS INC             COM NEW    099469504    13,818  4,683,959    SH               OTHER        1             4,683,959
CASCAL N V                      COM      N1842P109       552     82,357    SH               OTHER        1                82,357
CASEYS GEN STORES INC           COM      147528103    17,391    498,300    SH     PUT       OTHER        1               498,300
CASEYS GEN STORES INC           COM      147528103    29,689    850,679    SH               OTHER        1               850,679
CKE RESTAURANTS INC             COM      12561E105    51,556  4,114,604    SH               OTHER        1             4,114,604
CYBERSOURCE CORP                COM      23251J106    46,467  1,820,098    SH               OTHER        1             1,820,098
DYNCORP INTL INC                CL A     26817C101     8,577    489,552    SH               OTHER        1               489,552
GERDAU AMERISTEEL CORP          COM      37373P105    18,418  1,689,728    SH               OTHER        1             1,689,728
GLG PARTNERS INC                COM      37929X107    37,458  8,552,048    SH               OTHER        1             8,552,048
HEALTHTRONICS INC               COM      42222L107    19,787  4,096,695    SH               OTHER        1             4,096,695
INVENTIV HEALTH INC             COM      46122E105    48,146  1,880,712    SH               OTHER        1             1,880,712
LIBERTY ACQUISITION HLDGS    *W EXP
CO                           12/12/201   53015Y115        98    100,000    SH               OTHER        1               100,000
LIBERTY ACQUISITION HLDGS
CO                              COM      53015Y107    45,260  4,557,863    SH               OTHER        1             4,557,863
LIONS GATE ENTMNT CORP        COM NEW    535919203     5,063    725,400    SH               OTHER        1               725,400
MILLIPORE CORP                  COM      601073109    12,670    118,800    SH               OTHER        1               118,800
ODYSSEY HEALTHCARE INC          COM      67611V101    16,442    615,348    SH               OTHER        1               615,348
OMNI ENERGY SERVICES          COM NEW    68210T208       755    282,769    SH               OTHER        1               282,769
PALM INC NEW                    COM      696643105     9,817  1,725,330    SH               OTHER        1             1,725,330
PSYCHIATRIC SOLUTIONS INC       COM      74439H108    26,830    820,000    SH               OTHER        1               820,000
RCN CORP                      COM NEW    749361200    29,476  1,990,287    SH               OTHER        1             1,990,287
RUBIOS RESTAURANTS INC          COM      78116B102     2,405    283,907    SH               OTHER        1               283,907
SANTANDER BANCORP               COM      802809103     4,789    378,886    SH               OTHER        1               378,886
SCHLUMBERGER LTD                COM      806857108     3,701     66,876    SH               OTHER        1                66,876
SOUTH FINL GROUP INC            COM      837841105     1,459  5,402,129    SH               OTHER        1             5,402,129
STANLEY INC                     COM      854532108    10,852    290,324    SH               OTHER        1               290,324
SYBASE INC                      COM      871130100    52,021    804,524    SH               OTHER        1               804,524
SYMYX TECHNOLOGIES              COM      87155S108       646    128,962    SH               OTHER        1               128,962
THOMAS WEISEL PARTNERS GRP I    COM      884481102     1,434    243,432    SH               OTHER        1               243,432
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